Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 161,060,019.89
Previously Paid Amount	(0)
Total Fee Amount	22,242.39
Total Offset Amount	(0)
Net Fee	$ 22,242.39